Property Plant and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property Plant and Equipment

NOTE 5—PROPERTY PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following (in thousands):

	June 30, 2017	December 31, 2016	Estimated Useful Lives
Vehicles	$30,916	$31,416	3-5 years
Computer equipment and software	39,814	27,006	3-5 years
Leasehold improvements	18,095	17,717	2-15 years
Office furniture, fixtures and equipment	14,619	13,508	7 years
Buildings	702	702	39 years
Build-to-suit lease building	8,247	5,004	10.5 years
Construction in process	3,397	9,908

Property, plant and equipment, gross	115,790	105,261
Accumulated depreciation and amortization	(50,131)	(41,635)

Property, plant and equipment, net	$65,659	$63,626

Property, plant and equipment, net includes approximately $18.2 million and $21.2 million of assets under capital lease obligations at June 30, 2017 and December 31, 2016, respectively net of accumulated amortization of $13.3 million and $10.9 million at June 30, 2017 and December 31, 2016, respectively. Depreciation and amortization expense on all property, plant and equipment $9.7 million and $8.1 million for the six months ended June 30, 2017 and 2016, respectively. Amortization expense relates to assets under capital leases and is included in depreciation and amortization expense.

In June 2016, the Company entered into a non-cancellable lease, whereby the Company will occupy a new building constructed in Logan, UT as a location to further sales recruitment and training, as well as conduct research and development (the “Logan Facility”). Because of its involvement in certain aspects of the construction of the Logan Facility, per the terms of the lease, the Company was deemed the owner of the building for accounting purposes during the construction period. Accordingly, the Company recorded a build-to-suit lease asset and a corresponding build-to-suit lease liability during the construction period.

In April 2017, construction on the Logan Facility was completed and the Company commenced occupancy. In accordance with ASC 840-40 Sale-Leaseback Transactions, the building did not qualify for sale-leaseback treatment. As such, the Company will retain the building asset and corresponding lease obligation on the balance sheet. Accordingly, the Company has a build-to-suit building asset, which totaled $8.2 million and $5.0 million, respectively, net of accumulated depreciation of $0.2 million and $0 as of June 30, 2017 and December 31, 2016, respectively. See Note 10-Commitments and Contingencies for more information on build-to-suit arrangements.

NOTE 7—PROPERTY PLANT AND EQUIPMENT

Property and equipment consisted of the following (in thousands):

	December 31,		Estimated Useful Lives
	2016	2015
Vehicles	$31,416	$26,935	3-5 years
Computer equipment and software	27,006	21,702	3-5 years
Leasehold improvements	17,717	17,434	2-15 years
Office furniture, fixtures and equipment	13,508	11,776	7 years
Buildings	702	702	39 years
Construction in process	9,908	3,837
Build-to-suit lease asset under construction	5,004	—

	105,261	82,386
Accumulated depreciation and amortization	(41,635)	(27,112)

Property plant and equipment, net	$63,626	$55,274

Property plant and equipment includes approximately $21.2 million and $20.4 million of assets under capital lease obligations, net of accumulated amortization of $10.9 million and $7.0 million at December 31, 2016 and 2015, respectively. Depreciation and amortization expense on all property plant and equipment was $16.8 million, $16.9 million and $11.3 million for the years ended December 31, 2016, 2015 and 2014, respectively. Amortization expense relates to assets under capital leases as included in depreciation and amortization expense.

Because of its involvement in certain aspects of the construction of a new sales recruiting and training facility in Logan, UT, the Company is deemed to be the owner of the building for accounting purposes during the construction period. Accordingly, the Company recorded a build-to-suit asset of $5.0 million as of December 31, 2016. See Note 13-Commitments and Contingencies for more information on build-to-suit arrangements.